Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2021 yr $ / shares	Oct. 31, 2020 yr $ / shares
Two thousand and twenty one stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	0.58%
Expected dividend yield	5.10%
Expected price volatility	19.41%
Expected life of option | yr	6.8
Weighted-average fair value | $ / shares	$ 4.60
Two thousand and twenty stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		1.61%
Expected dividend yield		4.55%
Expected price volatility		13.37%
Expected life of option | yr		6.7
Weighted-average fair value | $ / shares		$ 3.81